Adasina Social Justice All Cap Global ETF
SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

		Shares	Value
Common Stocks - 99.3%
Advertising - 1.8%
The Interpublic Group of Company, Inc.		52,759	$1,812,799
IPSOS		1,294	72,747
Stroeer SE & Co KGaA		442	19,934
			1,905,480
Aerospace & Defense - 0.2%
Barnes Group, Inc.		4,111	175,087

Apparel - 0.1%
Gildan Activewear, Inc.		3,468	99,638

Auto Manufacturers - 0.6%
Geely Automobile Holdings Ltd.		346,858	505,700
Isuzu Motors Ltd.		8,234	105,861
			611,561
Auto Parts & Equipment - 1.3%
Denso Corp.		21,249	1,144,224
Fox Factory Holding Corp. (1)		483	51,246
Gentherm, Inc. (1)		713	51,044
Methode Electronics, Inc.		1,779	81,265
Visteon Corp. (1)		567	83,235
Vitesco Technologies Group AG (1)		400	20,799
			1,431,813
Banks - 5.4%
1st Source Corp.		1,814	103,579
Ameris Bancorp		571	30,195
Associated Banc-Corp		3,462	85,165
Banco Bradesco - ADR		175,832	522,221
Bancolombia SA - ADR		2,461	65,463
Bank of Hawaii Corp.		291	23,475
Bankinter SA		9,411	60,970
BankUnited, Inc.		1,491	54,750
Banner Corp.		314	22,175
Canadian Western Bank		3,996	76,194
Cathay General Bancorp		655	30,438
Comerica, Inc.		1,077	77,264
Credicorp Ltd.		1,840	282,532
CVB Financial Corp.		1,107	31,749
East West Bancorp, Inc.		13,136	922,279
FinecoBank Banca Fineco SpA		3,164	50,301
First Bancorp		3,584	55,122
First Financial Bancorp		911	24,078
First Republic Bank		8,597	1,097,063
Gentera SAB de CV		27,534	29,107
Grupo Financiero Banorte SAB de CV		67,111	536,410
Grupo Financiero Inbursa SAB de CV (1)		139,102	261,209
Hancock Whitney Corp.		797	43,707
Hokkoku Financial Holdings, Inc.		820	26,180
Jyske Bank A/S		408	24,304
Kearny Financial Corp.		11,132	107,646
Laurentian Bank of Canada		3,921	96,051
Nordea Bank Abp		25,032	257,038
PacWest Bancorp		1,512	39,493
Popular, Inc.		902	65,864
Prosperity Bancshares, Inc.		406	30,681
SCB X PCL - NVDR		14,941	44,486
S&T Bancorp, Inc. (2)		3,255	121,802
SouthState Corp.		383	33,647
SpareBank 1 SR-Bank ASA		3,520	42,009
Sydbank AS		781	28,564
Thanachart Capital PCL - NVDR		26,299	31,508
Triumph Bancorp, Inc. (1)		719	42,967
Valiant Holding AG		243	25,709
Walker & Dunlop, Inc.		535	47,781
Webster Financial Corp.		1,309	71,131
Westamerica BanCorp		1,928	119,054
Wintrust Financial Corp. (2)		924	84,481
			5,825,842
Beverages - 0.6%
Asahi Group Holdings Ltd.		13,563	427,477
Becle SAB de CV		10,357	23,244
The Boston Beer Co., Inc. - Class A (1)		97	37,284
C&C Group PLC (1)		15,620	32,498
Remy Cointreau SA		295	50,058
Royal Unibrew A/S		379	25,504
Treasury Wine Estates Ltd.		5,670	52,401
Uni-President China Holdings Ltd.		31,518	27,619
Vina Concha y Toro SA		13,614	16,025
			692,110
Biotechnology - 3.9%
Alnylam Pharmaceuticals, Inc. (1)		1,384	305,297
Amicus Therapeutics, Inc. (1)		1,956	23,668
Beam Therapeutics, Inc. (1)		504	23,280
BioMarin Pharmaceutical, Inc. (1)		3,084	311,422
Cerevel Therapeutics Holdings, Inc. (1)		777	22,502
Certara, Inc. (1)		1,801	30,581
Cytokinetics, Inc. (1)		496	21,080
Denali Therapeutics, Inc. (1)		721	23,007
Exelixis, Inc. (1)		1,505	25,705
Halozyme Therapeutics, Inc. (1) (2)		1,075	61,555
Horizon Therapeutics PLC (1)		4,191	420,315
Illumina, Inc. (1)		2,148	468,436
Innoviva, Inc. (1) (2)		4,086	53,649
Insmed, Inc. (1)		1,319	24,388
Intellia Therapeutics, Inc. (1)		396	20,378
Intra-Cellular Therapies, Inc. (1)		454	24,616
Iovance Biotherapeutics, Inc. (1)		3,030	19,392
Ligand Pharmaceuticals, Inc. (1)		811	59,122
REGENXBIO, Inc. (1)		1,217	29,086
Royalty Pharma PLC - Class A		18,250	802,453
Sarepta Therapeutics, Inc. (1)		235	28,860
Theravance Biopharma, Inc. (1)		3,473	37,369
United Therapeutics Corp. (1)		1,861	520,875
Vertex Pharmaceuticals, Inc. (1)		2,388	755,563
Vir Biotechnology, Inc. (1)		1,004	28,333
Vitrolife AB		1,365	23,745
Xencor, Inc. (1)		1,269	37,715
			4,202,392
Building Materials - 0.4%
Central Glass Co. Ltd.		1,696	42,479
China Resources Cement Holdings Ltd.		73,077	39,415
Forbo Holding AG		30	34,951
Gibraltar Industries, Inc. (1)		1,416	71,664
Lennox International, Inc.		585	152,352
Trex Co., Inc. (1)		875	40,154
			381,015
Chemicals - 3.8%
Asahi Kasei Corp.		21,600	157,735
EMS-Chemie Holding AG		1,933	1,322,819
HB Fuller Co.		2,650	212,821
International Flavors & Fragrances, Inc.		14,317	1,515,025
Kansai Paint Co. Ltd.		1,965	26,432
Kureha Corp.		672	46,858
LOTTE Fine Chemical Co. Ltd.		771	36,538
Mativ Holdings, Inc.		3,282	68,167
Mitsui Chemicals, Inc.		5,775	128,297
Nippon Paint Holdings Co. Ltd.		35,757	286,999
Nissan Chemical Corp.		1,334	64,434
Nitto Denko Corp.		1,947	120,135
Quaker Chemical Corp.		377	74,190
			4,060,450
Commercial Services - 7.6%
ASGN, Inc. (1) (2)		881	79,819
Automatic Data Processing, Inc.		5,600	1,479,184
Boyd Group Services, Inc.		442	71,238
Brambles Ltd.		12,510	101,457
CBIZ, Inc. (1)		1,716	85,199
Chegg, Inc. (1)		1,224	36,524
Cielo SA		49,375	44,786
CorVel Corp. (1)		309	47,268
Coursera, Inc. (1)		2,481	34,585
Deluxe Corp.		2,389	46,203
Edenred		3,817	206,256
EVERTEC, Inc.		2,329	78,650
Forrester Research, Inc. (1)		1,731	60,896
FTI Consulting, Inc. (1)		454	78,460
Gartner, Inc. (1)		1,424	498,927
Geo Holdings Corp.		1,786	25,099
Graham Holdings Co. - Class A		154	99,127
Green Dot Corp. (1)		2,284	46,548
Hays PLC		16,690	23,275
HealthEquity, Inc. (1)		471	29,899
Herc Holdings, Inc.		683	87,540
Huron Consulting Group, Inc. (1)		1,829	142,406
Insperity, Inc. (2)		501	59,393
ISS A/S		1,928	41,142
Jiangsu Expressway Co. Ltd. - H Shares		108,427	97,793
Koolearn Technology Holding Ltd. (1)		5,048	26,516
Korn Ferry		1,267	72,257
Localiza Rent a Car SA		22,190	252,880
MarketAxess Holdings, Inc.		263	70,463
Medifast, Inc.		301	37,941
Moody’s Corp.		1,468	437,860
Nexi SpA (1)		6,076	52,577
Paysafe Ltd. (1)		26,947	38,265
PROG Holdings, Inc. (1)		1,620	31,898
Promotora y Operadora de Infraestructura SAB de CV		11,473	101,302
Recruit Holdings Co. Ltd.		10,877	337,441
Robert Half International, Inc.		1,306	102,887
S&P Global, Inc.		1,582	558,130
Savills PLC		5,542	62,535
Triton International Ltd		2,610	176,097
United Rentals, Inc. (1)		5,788	2,043,338
Worldline SA (1)		4,170	193,000
			8,197,061
Computers - 2.8%
Bechtle AG		865	30,612
Bytes Technology Group PLC		7,468	36,766
Computacenter PLC		1,502	35,524
Computershare Ltd.		7,768	144,830
Crayon Group Holding ASA (1)		2,358	24,523
CyberArk Software Ltd. (1)		452	67,380
Data#3 Ltd.		6,452	29,598
EPAM Systems, Inc. (1) (2)		1,220	449,668
ExlService Holdings, Inc. (1) (2)		452	84,614
Genpact Ltd.		2,878	132,705
Insight Enterprises, Inc. (1) (2)		787	81,777
Logitech International SA		1,121	65,725
NetApp, Inc.		23,020	1,556,382
Pure Storage, Inc. (1)		2,803	81,820
Sopra Steria Group SACA		523	77,545
Tenable Holdings, Inc. (1)		713	27,222
Thoughtworks Holding, Inc. (1)		2,129	19,416
Varonis Systems, Inc. (1)		939	19,944
			2,966,051
Cosmetics & Personal Care - 0.1%
Amorepacific Corp.		315	31,169
Shiseido Co. Ltd.		1,730	71,895
			103,064
Distribution & Wholesale - 1.3%
Bossard Holding AG - A Shares		195	42,264
H&E Equipment Services, Inc.		2,962	124,197
Hakuto Co. Ltd.		2,715	72,671
Hubei Xingfa Chemicals Group Co. Ltd.		7,800	33,437
KAR Auction Services, Inc. (1)		4,369	60,030
NAGASE & COMPANY, Ltd.		1,919	27,766
Pool Corp. (2)		2,654	874,254
ScanSource, Inc. (1)		2,210	65,990
Sendas Distribuidora SA		5,322	19,927
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA		9,506	23,698
WESCO International, Inc. (1)		730	94,112
			1,438,346
Diversified Financial Services - 3.3%
Aareal Bank AG		1,536	52,349
Affiliated Managers Group, Inc.		889	142,613
Air Lease Corp.		1,750	67,585
Anima Holding SpA		7,739	28,942
Artisan Partners Asset Management, Inc. - Class A		2,858	99,144
B3 SA - Brasil Bolsa Balcao		53,692	130,279
BFF Bank SpA		6,311	48,476
Blucora, Inc. (1) (2)		3,055	76,528
Columbia Financial, Inc. (1)		1,364	30,117
Credit Saison Co. Ltd.		2,867	36,099
First National Financial Corp.		2,886	76,807
Focus Financial Partners, Inc. - Class A (1)		1,369	52,241
Helia Group Ltd.		16,449	29,853
IGM Financial, Inc.		6,307	181,576
LPL Financial Holdings, Inc.		2,139	506,323
Mastercard, Inc. - Class A		4,601	1,639,796
Pagseguro Digital Ltd. - Class A (1)		1,833	19,301
PennyMac Financial Services, Inc. (2)		842	50,234
Radian Group, Inc.		2,874	56,244
Singapore Exchange Ltd.		5,531	36,529
SoFi Technologies, Inc. (1)		6,374	30,786
TMX Group Ltd.		1,336	138,991
Virtus Investment Partners, Inc.		292	56,630
			3,587,443
Electric - 1.8%
Auren Energia SA		14,706	38,787
CECEP Wind-power Corp. - Class A		58,300	33,056
Encavis AG		4,540	92,418
Greenvolt-Energias Renovaveis SA (1)		8,962	74,099
Hydro One Ltd.		59,468	1,650,207
Ningbo Sanxing Electric Co. Ltd.		17,200	31,761
Sichuan Chuantou Energy Co. Ltd.		12,700	21,211
			1,941,539
Electrical Components & Equipment - 0.7%
Encore Wire Corp. (2)		997	145,672
Energizer Holdings, Inc.		3,985	135,849
EnerSys		1,363	103,015
Eve Energy Co. Ltd.		4,700	54,580
Fujikura Ltd.		6,478	51,856
LG Innotek Co. Ltd.		335	78,870
Novanta, Inc. (1)		540	85,185
Shenzhen Desay Battery Technology Co.		3,500	24,475
SMA Solar Technology AG		457	29,668
Xuji Electric Co. Ltd.		10,000	30,548
Zhejiang Narada Power Source Co. Ltd.		8,700	25,663
			765,381
Electronics - 2.3%
AEM Holdings Ltd.		10,299	28,034
Allegion PLC		1,817	206,502
Avnet, Inc.		2,993	135,194
Brady Corp. - Class A		1,457	69,790
Celestica, Inc. - SVS (1)		7,310	80,935
Coherent Corp. (1)		1,633	59,882
Dexerials Corp.		1,202	27,823
dormakaba Holding AG		94	32,904
FARO Technologies, Inc. (1) (2)		1,487	44,491
Han’s Laser Technology Industry Group Co. Ltd.		7,000	26,019
Ibiden Co. Ltd.		690	27,246
IDEC Corp.		1,322	30,933
MINEBEA MITSUMI, Inc.		1,866	29,995
National Instruments Corp. (2)		3,353	137,540
Nidec Corp.		11,315	692,004
Nitto Kogyo Corp.		3,377	56,412
SCREEN Holdings Co. Ltd.		285	18,443
TDK Corp.		16,192	566,267
TTM Technologies, Inc. (1)		5,963	95,825
Venture Corp. Ltd.		8,928	112,716
Yokogawa Electric Corp.		1,478	27,179
			2,506,134
Energy - Alternate Sources - 0.2%
Ballard Power Systems, Inc. (1)		5,583	33,810
Hengdian Group DMEGC Magnetics Co. Ltd.		9,500	25,988
Landis+Gyr Group AG		500	34,374
NEL ASA (1)		18,967	28,533
RENOVA, Inc. (1)		1,257	24,602
Scatec ASA		4,007	34,648
			181,955
Engineering & Construction - 3.0%
Alten SA		752	92,529
China Tower Corp. Ltd. - H Shares		12,583,811	1,354,225
Dayamitra Telekomunikasi PT		830,893	39,085
Dycom Industries, Inc. (1)		1,120	102,077
Frontdoor, Inc. (1)		3,404	79,551
Grupo Aeroportuario del Centro Norte SAB de CV - Class B		7,241	62,601
Grupo Aeroportuario del Sureste SAB de CV - Series B		2,641	65,229
INFRONEER Holdings, Inc.		4,647	34,301
Intalco AB		5,187	20,517
Jasa Marga Persero Tbk PT		175,566	34,708
Kajima Corp.		13,185	146,458
Meitec Corp.		1,456	26,587
Nishimatsu Construction Co. Ltd.		2,106	59,087
Obayashi Corp.		18,003	132,113
Sarana Menara Nusantara Tbk PT		946,565	67,992
Shimizu Corp.		11,445	60,530
Taisei Corp.		3,961	118,228
Tekfen Holding AS		11,290	26,668
Vantage Towers AG (2)		21,710	731,416
			3,253,902
Entertainment - 1.8%
AMC Entertainment Holdings, Inc. (1)		5,363	38,774
Caesars Entertainment, Inc. (1)		2,057	104,516
Evolution AB		3,642	364,412
Flutter Entertainment PLC (1)		3,523	510,808
International Game Technology PLC		6,351	155,854
Light & Wonder, Inc. (1)		1,189	77,011
OPAP SA		10,787	146,944
Universal Music Group NV		21,530	498,790
			1,897,109
Environmental Control - 0.3%
Beijing Originwater Technology Co. Ltd.		47,000	33,558
Evoqua Water Technologies Corp. (1)		2,715	118,075
Hitachi Zosen Corp.		7,391	47,458
Kurita Water Industries Ltd.		895	39,125
Sweco AB - Class B		5,133	48,857
			287,073
Food - 4.3%
Axfood AB - Class B		1,912	50,598
B&G Foods, Inc. (2)		4,097	54,408
Bid Corp. Ltd.		1,770	34,740
Cencosud SA		29,109	43,002
Cia Brasileira de Distribuicao		11,372	44,460
George Weston Ltd.		18,689	2,322,167
Grocery Outlet Holding Corp. (1)		1,561	47,252
Grupo Comercial Chedraui SA de CV		13,765	59,249
Grupo Mateus SA (1)		15,190	17,389
The J.M. Smucker Co.		9,867	1,519,617
Lancaster Colony Corp.		279	57,792
The North West Co., Inc.		5,823	162,444
Ocado Group PLC (1)		3,968	29,421
The Simply Good Foods Co. (1)		1,160	46,284
Sonae SGPS SA		53,837	53,382
US Foods Holding Corp. (1)		2,923	106,923
			4,649,128
Hand & Machine Tools - 0.2%
Disco Corp.		146	42,480
Enerpac Tool Group Corp.		2,685	67,232
MSA Safety, Inc.		452	63,736
Wolong Electric Group Co. Ltd.		13,600	25,171
			198,619
Healthcare - Products - 6.6%
Align Technology, Inc. (1)		3,091	607,876
AtriCure, Inc. (1)		1,215	55,356
Cochlear Ltd.		375	53,753
CONMED Corp.		848	70,257
The Cooper Companies, Inc.		1,741	550,765
Danaher Corp.		6,570	1,796,304
Demant A/S (1)		2,735	75,723
DENTSPLY SIRONA, Inc.		4,166	126,063
Elekta AB - B Shares (1)		4,004	23,242
Envista Holdings Corp. (1) (2)		3,153	107,580
Exact Sciences Corp. (1)		1,518	68,234
Glaukos Corp. (1)		1,134	52,810
Haemonetics Corp. (1)		823	70,210
ICU Medical, Inc. (1)		538	85,666
Inari Medical, Inc. (1)		533	39,218
Inspire Medical Systems, Inc. (1)		154	37,202
Insulet Corp. (1) (2)		928	277,815
Intuitive Surgical, Inc. (1)		3,121	843,887
Koninklijke Philips NV		30,868	451,070
Masimo Corp. (1)		616	89,283
Nevro Corp. (1)		582	27,185
Nipro Corp.		3,676	26,792
Novocure Ltd. (1)		750	57,630
NuVasive, Inc. (1)		1,056	41,015
Pacific Biosciences of California, Inc. (1)		3,107	33,400
QIAGEN NV (1) (2)		6,100	302,194
Repligen Corp. (1)		1,281	229,094
Shockwave Medical, Inc. (1)		350	88,760
Smith & Nephew PLC		5,028	64,998
STAAR Surgical Co. (1)		473	27,013
Straumann Holding AG		268	30,267
Tecan Group AG		98	40,301
Varex Imaging Corp. (1)		3,729	79,204
Waters Corp. (1) (2)		1,653	572,930
			7,103,097
Healthcare - Services - 0.6%
Catalent, Inc. (1)		972	48,726
The Ensign Group, Inc.		728	69,160
Fulgent Genetics, Inc. (1)		563	20,420
Invitae Corp. (1)		8,835	26,240
Oak Street Health, Inc. (1)		1,049	22,679
Ramsay Health Care Ltd.		969	42,707
Rede D’Or Sao Luiz SA		38,665	229,028
Syneos Health, Inc. (1)		1,163	41,031
Synlab AG		1,466	20,348
WuXi AppTec Co. Ltd. - H Shares		7,596	74,739
			595,078
Home Builders - 0.4%
Barratt Developments PLC		14,394	68,173
Century Communities, Inc.		1,583	76,237
Installed Building Products, Inc.		633	53,761
MDC Holdings, Inc.		2,632	85,356
Tri Pointe Homes, Inc. (1)		5,291	97,566
			381,093
Home Furnishings - 0.1%
JS Global Lifestyle Co. Ltd.		27,674	30,739
SES-imagotag SA (1)		256	34,583
Skyworth Group Ltd.		69,737	26,356
Sonos, Inc. (1)		1,361	23,859
			115,537
Household Products & Wares - 0.9%
ACCO Brands Corp.		14,168	78,916
Reckitt Benckiser Group PLC		12,285	870,206
			949,122
Insurance - 11.4%
Aflac, Inc.		36,615	2,633,717
Ageas SA/NV		2,302	91,184
American Equity Investment Life Holding Co.		1,997	80,898
Aon PLC		2,884	889,079
Arch Capital Group Ltd. (1)		8,682	520,139
Arthur J Gallagher & Co.		1,886	375,521
ASR Nederland NV		1,939	86,828
Axis Capital Holdings Ltd.		1,845	106,198
Baloise Holding AG		650	97,082
Beazley PLC		4,105	31,752
Brighthouse Financial, Inc. (1)		2,159	120,343
Brown & Brown, Inc.		1,806	107,619
Cincinnati Financial Corp. (2)		3,314	367,721
Clal Insurance Enterprises Holdings Ltd. (1)		2,026	36,306
Dai-ichi Life Holdings, Inc.		7,980	145,457
DB Insurance Co. Ltd.		620	29,194
Employers Holdings, Inc.		1,795	83,414
Essent Group Ltd.		1,006	40,331
Gjensidige Forsikring ASA		3,093	58,689
Hannover Rueck SE		417	77,973
The Hanover Insurance Group, Inc.		633	93,241
Helvetia Holding AG		782	86,839
Horace Mann Educators Corp.		2,013	77,682
iA Financial Corp, Inc.		2,871	160,714
Jackson Financial, Inc.		2,426	90,611
Japan Post Holdings Co. Ltd.		130,483	1,008,031
Kinsale Capital Group, Inc. (2)		148	45,615
Lemonade, Inc. (1)		1,056	20,962
Lincoln National Corp.		2,687	104,632
M&G PLC		20,882	47,797
Meritz Fire & Marine Insurance Co. Ltd.		909	31,705
MGIC Investment Corp.		4,285	58,833
NIB Holdings Ltd.		9,036	44,175
NMI Holdings, Inc. (1)		3,011	64,827
NN Group NV		24,145	1,009,854
Odontoprev SA		19,567	31,180
ProAssurance Corp.		1,483	29,645
The Progressive Corp.		4,925	650,839
Reinsurance Group of America, Inc.		709	102,380
RenaissanceRe Holdings Ltd. (2)		226	42,694
Safety Insurance Group, Inc.		781	71,649
Selective Insurance Group, Inc.		624	59,979
Storebrand ASA		7,326	64,420
Sun Life Financial, Inc.		31,165	1,465,263
Suncorp Group Ltd.		6,577	52,503
Talanx AG		2,162	94,743
Unipol Gruppo SpA		28,815	145,202
White Mountains Insurance Group Ltd.		27	36,689
Willis Towers Watson PLC		2,073	510,290
			12,282,439
Internet - 2.5%
Auto Trader Group PLC		11,097	74,773
CDW Corp.		3,406	642,508
Delivery Hero SE (1)		750	31,639
Fiverr International Ltd. (1)		1,068	37,562
IAC, Inc. - Class A (1)		731	37,932
Locaweb Servicos de Internet SA (1)		9,552	15,312
Moneysupermarket.com Group PLC		14,817	33,491
NAVER Corp.		1,957	277,483
NCSoft Corp.		141	50,302
Palo Alto Networks, Inc. (1)		1,857	315,504
Perficient, Inc. (1)		880	62,524
Q2 Holdings, Inc. (1) (2)		1,676	45,587
Reply SpA		373	43,322
Rightmove PLC		3,601	23,732
SEEK Ltd.		1,501	22,195
TechTarget, Inc. (1)		1,139	52,007
Trainline PLC (1)		5,228	20,820
Trend Micro, Inc.		682	33,284
United Internet AG		2,322	48,247
VeriSign, Inc. (1)		3,076	614,616
Wix.com Ltd. (1)		529	47,869
Z Holdings Corp.		45,179	120,928
Ziff Davis, Inc. (1)		1,102	101,671
			2,753,308
Investment Companies - 0.7%
Groupe Bruxelles Lambert SA		9,399	741,507
Grupo de Inversiones Suramericana SA		7,004	55,322
			796,829
Leisure Time - 0.2%
Basic-Fit NV (1)		1,261	33,291
BRP, Inc. - SVS		1,171	86,946
YETI Holdings, Inc. (1)		1,226	55,035
			175,272
Lodging - 0.1%
Resorttrust, Inc.		1,889	32,964
Scandic Hotels Group AB		9,358	30,986
			63,950
Machinery - Diversified - 5.7%
Albany International Corp. - Class A		1,508	152,866
Altra Industrial Motion Corp.		1,427	83,651
Beijer Ref AB - Class A		1,365	23,040
Enovis Corp. (1)		2,143	116,001
FANUC Corp.		4,845	707,098
Graco, Inc.		35,540	2,486,734
Ingersoll Rand, Inc.		35,590	1,920,792
Interpump Group SpA		2,203	96,404
NARI Technology Co. Ltd.		28,194	104,875
SFA Engineering Corp.		8,840	268,112
Tennant Co.		2,550	162,001
THK Co. Ltd.		2,205	42,175
Yaskawa Electric Corp.		1,413	45,011
			6,208,760
Media - 1.5%
Cable One, Inc.		80	57,943
Cogeco Communications, Inc. - SVS		1,978	109,806
Elang Mahkota Teknologi Tbk PT		258,807	21,223
The EW Scripps Co. - Class A		4,148	62,137
Global Mediacom Tbk PT		1,644,476	30,524
ITV PLC		51,450	45,868
The New York Times Co. - Class A		1,957	71,724
Scholastic Corp.		1,308	53,785
Sirius XM Holdings, Inc. (2)		178,567	1,158,900
			1,611,910
Metal Fabricate & Hardware - 0.5%
AZZ, Inc.		2,634	109,654
China Railway Tielong Container Logistics Co. Ltd.		72,300	58,302
Helios Technologies, Inc.		1,557	82,116
MISUMI Group, Inc.		1,637	39,300
NTN Corp.		14,601	30,345
Proto Labs, Inc. (1)		610	16,177
Reliance Worldwide Corp. Ltd.		30,743	63,001
VAT Group AG		415	112,728
			511,623
Mining - 0.0% (4)
Calix Ltd. (1)		18,499	62,192

Miscellaneous Manufacturers - 0.5%
EnPro Industries, Inc.		1,030	122,364
Fabrinet (1)		290	38,689
Hyosung Advanced Materials Corp.		106	31,627
Indutrade AB		1,984	41,508
JSR Corp.		2,012	41,425
Levima Advanced Materials Corp.		5,400	22,793
Nikon Corp.		2,190	20,936
SKC Co. Ltd.		523	44,415
Sunny Optical Technology Group Co. Ltd.		15,088	175,709
Zhuzhou CRRC Times Electric Co. Ltd. - H Shares		6,756	31,073
			570,539
Office & Business Equipment - 0.0% (4)
Ricoh Co. Ltd.		3,642	28,344
Seiko Epson Corp.		2,326	35,872
			64,216
Packaging & Containers - 0.1%
Ardagh Metal Packaging SA		10,524	47,042
TriMas Corp.		4,086	111,752
			158,794
Pharmaceuticals - 1.8%
Agios Pharmaceuticals, Inc. (1)		936	28,211
AstraZeneca PLC		5,172	687,752
Bausch Health Cos, Inc. (1)		6,395	44,482
Celltrion, Inc.		249	33,229
China Traditional Chinese Medicine Holdings Co. Ltd.		57,772	28,792
Heron Therapeutics, Inc. (1)		6,477	17,553
Ipsen SA		381	42,054
Ironwood Pharmaceuticals, Inc. (1) (2)		5,010	60,671
Madrigal Pharmaceuticals, Inc. (1)		536	37,579
Neurocrine Biosciences, Inc. (1)		718	91,229
Option Care Health, Inc. (1)		2,262	68,109
Owens & Minor, Inc. (2)		1,486	30,626
Prestige Consumer Healthcare, Inc. (1)		1,456	89,486
Sinopharm Group Co. Ltd. - H Shares		15,072	35,607
Supernus Pharmaceuticals, Inc. (1)		1,908	70,062
UCB SA		7,251	573,241
USANA Health Sciences, Inc. (1)		592	32,584
Zogenix, Inc. - Contingent Value Right (5)		5,474	0
			1,971,267
Private Equity - 0.6%
3i Group PLC		40,977	658,062
Intermediate Capital Group PLC		2,619	37,225
			695,287
Real Estate - 0.1%
KE Holdings, Inc. - Class A - ADR (1)		6,337	107,222

Retail - 1.5%
Alsea SAB de CV (1)		34,828	69,751
Americanas SA		6,403	12,663
B&M European Value Retail SA		6,334	30,874
BJ’s Wholesale Club Holdings, Inc. (1)		8,319	625,922
El Puerto de Liverpool SAB de CV - Series 1		5,346	30,928
Hornbach Holding AG & Co KGaA		405	31,526
Inchcape PLC		7,285	72,052
Isetan Mitsukoshi Holdings Ltd.		4,089	38,798
JB Hi-Fi Ltd.		1,052	31,485
Jollibee Foods Corp.		13,232	57,317
Leslie’s, Inc. (1)(2)		3,631	53,013
Lojas Renner SA		8,479	37,019
Magazine Luiza SA		22,290	14,411
Mitra Adiperkasa Tbk PT		268,396	24,739
National Vision Holdings, Inc. (1)(2)		1,545	62,511
Next PLC		1,069	74,347
Nitori Holdings Co. Ltd.		577	64,361
Pan Pacific International Holdings Corp.		2,676	45,719
Pandora A/S		870	63,542
Pepkor Holdings Ltd.		31,247	40,480
PT Matahari Department Store Tbk		104,277	34,303
Takashimaya Co. Ltd.		1,778	22,757
Toridoll Holdings Corp.		1,472	28,398
Via S/A (1)		34,001	14,030
Vivara Participacoes SA		7,950	33,168
Watches of Switzerland Group PLC (1)		2,065	25,231
			1,639,345
Savings & Loans - 0.1%
Northwest Bancshares, Inc.		9,475	144,873

Semiconductors - 2.9%
Ambarella, Inc. (1)		589	43,704
Amkor Technology, Inc.		2,788	78,120
ASM International NV		2,118	564,829
BE Semiconductor Industries NV		886	55,284
Cirrus Logic, Inc. (1)		972	72,618
DB HiTek Co. Ltd.		970	32,803
Diodes, Inc. (1)		851	78,488
Entegris, Inc.		9,495	733,868
IPG Photonics Corp. (1)		770	70,093
Melexis NV		688	58,620
Nordic Semiconductor ASA (1)		1,453	25,822
Rambus, Inc. (1)		2,088	80,137
Renesas Electronics Corp. (1)		23,577	222,354
Rohm Co. Ltd.		439	34,135
SUMCO Corp.		2,130	30,880
Tower Semiconductor Ltd. (1)		1,335	58,580
United Microelectronics Corp. - ADR (2)		106,109	800,062
u-blox Holding AG		424	53,848
			3,094,245
Software - 7.5%
8x8, Inc. (1)		7,047	30,161
ACI Worldwide, Inc. (1)		3,610	75,449
ANSYS, Inc. (1)		1,620	411,966
AppLovin Corp. - Class A (1)		1,628	23,459
Autodesk, Inc. (1)		2,781	561,623
Bill.com Holdings, Inc. (1)		1,775	213,745
Black Knight, Inc. (1)		1,944	120,509
BlackBerry Ltd. (1)		11,824	56,865
Blackline, Inc. (1)		778	52,663
Box, Inc. - Class A (1)(2)		2,784	76,421
Broadridge Financial Solutions, Inc.		3,069	457,619
Cadence Design Systems, Inc. (1)		1,938	333,414
CommVault Systems, Inc. (1)		751	49,566
Consensus Cloud Solutions, Inc. (1)		1,100	62,469
Coupa Software, Inc. (1)(2)		454	28,711
CSG Systems International, Inc.		1,487	91,956
The Descartes Systems Group, Inc. (1)		1,186	81,700
DocuSign, Inc. (1)(2)		964	45,375
DoubleVerify Holdings, Inc. (1)		1,092	28,610
E2open Parent Holdings, Inc. (1)		7,521	44,299
Electronic Arts, Inc.		6,237	815,675
Envestnet, Inc. (1)		995	58,725
Evolent Health, Inc. (1)		1,442	41,515
Fair Isaac Corp. (1)		654	405,297
Fiserv, Inc. (1)		6,941	724,363
HubSpot, Inc. (1)		819	248,182
Jack Henry & Associates, Inc.		1,255	237,634
Kinaxis, Inc. (1)		175	19,647
Manhattan Associates, Inc. (1)		475	59,821
Momentive Global, Inc. (1)		3,440	27,279
MongoDB, Inc. (1)		1,421	216,972
MSCI, Inc.		725	368,177
N-able, Inc. (1)		3,161	35,498
Netmarble Corp.		775	28,765
New Relic, Inc. (1)		829	46,648
Perfect World Co. Ltd.		15,100	28,729
Phreesia, Inc. (1)		1,153	32,076
Procore Technologies, Inc. (1)		655	32,075
PROS Holdings, Inc. (1)		1,477	35,182
PTC, Inc. (1)		2,954	375,778
Roper Technologies, Inc.		1,598	701,346
The Sage Group PLC		15,803	149,919
Schrodinger, Inc. (1)		1,408	25,344
Sega Sammy Holdings, Inc.		1,770	23,124
Splunk, Inc. (1)		2,804	217,815
SPS Commerce, Inc. (1)		378	53,774
Technology One Ltd.		2,445	22,269
Temenos AG		500	29,945
Teradata Corp. (1)		1,551	52,967
TIS, Inc.		1,553	43,293
TomTom NV (1)		2,926	23,153
TOTVS SA		5,273	30,673
			8,058,240
Telecommunications - 3.3%
Airtel Africa PLC		12,971	19,046
Calix, Inc. (1)		368	26,238
Empresa Nacional de Telecomunicaciones SA		9,526	27,900
Globe Telecom, Inc.		1,150	46,765
Jiangsu Zhongtian Technology Co. Ltd.		9,900	23,132
Juniper Networks, Inc.		42,144	1,400,867
LG Uplus Corp.		5,785	53,075
Maxis Bhd		36,252	31,300
NETGEAR, Inc. (1)		2,007	39,598
PLDT, Inc.		2,101	65,080
PT Indosat Tbk		119,736	45,287
SoftBank Corp.		36,699	393,842
Spirent Communications PLC		8,500	28,445
Switch, Inc. - Class A		3,472	118,916
Tele2 AB - Class A		5,935	51,660
Telefonica Deutschland Holding AG		36,085	85,011
Telekom Malaysia Bhd		18,995	23,917
Telia Co. AB		149,428	401,042
Telkom Indonesia Persero Tbk PT		2,415,100	620,221
TIM SA - ADR		2,639	32,882
Tower Bersama Infrastructure Tbk PT		314,586	46,394
			3,580,618
Toys, Games & Hobbies - 0.1%
Hasbro, Inc.		1,515	95,172

Transportation - 1.6%
BTS Group Holdings PCL - NVDR		287,663	68,520
Cargojet, Inc.		527	51,063
CryoPort, Inc. (1)(2)		1,401	27,670
DSV A/S		4,847	750,833
Forward Air Corp.		1,020	114,617
Heartland Express, Inc.		9,732	162,914
Hitachi Transport System Ltd.		2,028	129,203
HMM Co. Ltd.		3,826	64,693
JD Logistics, Inc. (1)		16,976	30,361
Kamigumi Co. Ltd.		1,548	31,051
Nippon Yusen KK		7,923	172,439
SG Holdings Co. Ltd.		1,696	25,889
Xiamen C & D, Inc.		15,400	33,568
Yamato Holdings Co. Ltd.		2,491	40,934
			1,703,755
Water - 0.2%
American States Water Co. (2)		1,937	189,807

Total Common Stocks
(Cost $107,898,270)			107,041,783

Rights - 0.0% (4)
Commercial Services - 0.0% (4)
ALD SA, Expiration: 12/14/2022 (1)		8,411	7,188
Total Rights
(Cost $10,161)			7,188

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund, Class X, 3.667% (3)		298,297	298,297
Total Short-Term Investments
(Cost $298,297)			298,297

Investments Purchased with Collateral from Securities Lending - 7.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.070% (3)(6)		7,543,131	7,543,131
Total Investments Purchased with Collateral from Securities Lending
(Cost $7,543,131)			7,543,131

Total Investments in Securities - 106.6%
(Cost $115,749,859)			114,890,399
Liabilities in Excess of Other Assets - (6.6)%			(7,093,668)
Total Net Assets - 100.0%			$107,796,731

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SVS	Subordinate Voting Shares
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2022. Total loaned had a value of $7,554,794 or 7.0% of net assets as of November 30, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.
(4)	Does not round to 0.1% or (0.1)%, as applicable.
(5)	This security was fair valued by the Valuation Designee.
(6)
At November 30, 2022, the value of securities on loan was greater than the value of collateral held due to market price movements but in the normal daily mark to market process a collateral increase was requested and received the next day.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The Adasina Social Justice All Cap Global ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$107,041,783	$–	$0	$107,041,783
Rights	–	7,188	–	–	7,188
Short-Term Investments	–	298,297	–	–	298,297
Investments Purchased With Collateral From Securities Lending (2)	7,543,131	–	–	–	7,543,131
Total Investments in Securities	$7,543,131	$107,347,268	$–	$0	$114,890,399

	Investments in Securities at Fair Value (3)
Balance as of August 31, 2022	$0
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of November 30, 2022	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at November 30, 2022:	$0

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(3) The level 3 security, a Contingent Value Right (“CVR”), was received by the Fund as a result of Zogenix, Inc. being acquired by UCB SA. This security has been valued at $0 since acquisition as the Fund does not anticipate receiving proceeds from the CVR.